Summary of Significant Accounting Policies (Details) - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Variable Interest Entity [Line Items]
Total assets		$ 3,053,731	$ 3,658,364
Total liabilities		(2,765,104)	(3,386,752)
Net assets		288,627	271,612
Revenue		9,744,914	7,928,478	$ 7,691,012
Net income (loss)		25,246	39	(183,074)
Net cash provided by (used in) operating activities		296,037	(1,006,413)	1,013,823
Net cash (used in) provided by financing activities*	[1]	(376,338)	1,153,126	(997,707)
Net (decrease) increase in cash and cash equivalents		(80,301)	146,713	$ 16,116
Domo [Member] | Current assets [Member]
Variable Interest Entity [Line Items]
Total assets		3,053,731	3,658,364
Domo [Member] | Non-current assets [Member]
Variable Interest Entity [Line Items]
Total assets
Domo [Member] | Third-party liabilities [Member]
Variable Interest Entity [Line Items]
Total liabilities		(575,935)	(821,246)
Domo [Member] | Intercompany payables [Member]
Variable Interest Entity [Line Items]
Total liabilities		$ (2,189,169)	$ (2,565,506)

[1]	Intercompany financing activities are eliminated upon consolidation.